Schedule of Investments (unaudited)
March 31, 2026
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 Western Asset Variable Global High Yield Bond Portfolio

(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 75.0%
Communication Services — 12.1%
Diversified Telecommunication Services — 3.3%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	2,020,000	$1,416,446 (a)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	162,000	147,418 (a)
Altice France SA, Senior Secured Notes	6.500%	4/15/32	342,988	325,288 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	724,086	686,747 (a)
Fibercop SpA, Senior Secured Notes	6.000%	9/30/34	550,000	524,582 (a)
Level 3 Financing Inc., Senior Notes	8.500%	1/15/36	700,000	731,053 (a)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	80,000	81,529 (a)
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	850,000	859,535 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	390,000	412,353 (a)
Total Diversified Telecommunication Services				5,184,951
Entertainment — 0.8%
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	680,000	449,688
Discovery Global Holdings Inc., Senior Notes	5.141%	3/15/52	120,000	73,050
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	350,000	347,025 (a)
OAK-Eagle Acquireco Inc., Senior Notes	8.750%	7/1/34	100,000	104,755 (a)(b)
OAK-Eagle Acquireco Inc., Senior Secured Notes	6.250%	7/1/33	170,000 EUR	200,831 (a)(b)
Total Entertainment				1,175,349
Media — 6.2%
AMC Networks Inc., Senior Secured Notes	10.500%	7/15/32	234,000	231,178 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	520,000	464,976
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	550,000	548,208 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	500,000	309,756
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	2,590,000	1,513,990
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	330,000	345,942 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	70,000	69,932 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	300,000	306,486 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,040,000	1,006,509 (a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	510,000	525,703 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	1,207,000	1,304,605
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	715,130	723,002 (c)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	50,000	45,077 (a)
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	260,000	233,423 (a)
Grupo Televisa SAB, Senior Notes	5.000%	5/13/45	540,000	335,831
Nexstar Media Inc., Senior Secured Notes	6.500%	9/15/33	430,000	433,536 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	290,000	297,024 (a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	300,000	246,167 (a)
VZ Secured Financing BV, Senior Secured Notes	5.250%	1/15/33	490,000 EUR	524,156 (a)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	220,000	207,570 (a)
Total Media				9,673,071
Wireless Telecommunication Services — 1.8%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	740,000	535,590 (a)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	360,000	$229,865 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	210,000	126,252 (a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	250,000	147,139 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,050,000	624,119 (a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	750,000	684,228 (d)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	210,000	180,901 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	6.750%	1/15/33	270,000	241,593 (a)
Total Wireless Telecommunication Services				2,769,687

Total Communication Services				18,803,058
Consumer Discretionary — 13.9%
Automobile Components — 2.2%
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	870,000	847,478 (a)
American Axle & Manufacturing Inc., Senior Secured Notes	6.375%	10/15/32	110,000	108,960 (a)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	240,000	245,569 (a)
Cyprium Corp./Cyprium Holdings Luxembourg SARL, Senior Notes	6.375%	4/15/34	400,000	389,257 (a)
Garrett Motion Holdings Inc./Garrett LX I SARL, Senior Notes	7.750%	5/31/32	210,000	217,578 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	520,000	527,707 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	220,000	212,978 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	390,000	383,405 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	440,000	418,455 (a)
Total Automobile Components				3,351,387
Automobiles — 1.2%
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	460,000	418,111 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,580,000	1,498,409 (a)
Total Automobiles				1,916,520
Broadline Retail — 1.8%
B&M European Value Retail PLC, Senior Secured Notes	4.000%	11/15/28	320,000 GBP	399,961 (d)
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	900,000	979,404 (a)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	1,510,000	1,378,449
Total Broadline Retail				2,757,814
Diversified Consumer Services — 0.7%
IPD 3 BV, Senior Secured Notes	5.500%	6/15/31	130,000 EUR	141,782 (a)
IPD 3 BV, Senior Secured Notes (3 mo. EURIBOR + 3.375%)	5.525%	6/15/31	100,000 EUR	109,993 (a)(e)
Verisure Holding AB, Senior Secured Notes	7.125%	2/1/28	650,000 EUR	765,321 (a)
Total Diversified Consumer Services				1,017,096
Hotels, Restaurants & Leisure — 5.2%
Brightstar Lottery PLC/Brightstar Global Solutions Corp., Senior Secured Notes	5.750%	1/15/33	180,000	175,175 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	380,000	384,001 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,000,000 EUR	1,050,483
Carnival PLC, Senior Notes	4.125%	7/15/31	220,000 EUR	247,965 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	850,000	775,625 (a)
Life Time Inc., Senior Secured Notes	6.000%	11/15/31	150,000	151,269 (a)
Light & Wonder International Inc., Senior Notes	6.250%	10/1/33	240,000	235,313 (a)
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	6.413%	7/16/35	853,000 GBP	1,052,257 (d)(e)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	350,000	336,465 (a)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2026 Quarterly Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	600,000	$576,408 (a)
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	120,000	116,660 (a)
NCL Corp. Ltd., Senior Notes	6.750%	2/1/32	500,000	496,571 (a)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	150,000	145,655 (a)
Rivers Enterprise Borrower LLC, Senior Secured Notes	6.250%	10/15/30	390,000	389,244 (a)
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	188,457
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, Senior Notes	8.625%	1/15/32	240,000	240,552 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	380,000	375,450 (a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	585,000	584,432 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	510,000	534,885 (a)
Total Hotels, Restaurants & Leisure				8,056,867
Household Durables — 0.6%
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	390,000	373,579 (a)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	210,000	216,878 (a)
TopBuild Corp., Senior Notes	5.625%	1/31/34	380,000	372,330 (a)
Total Household Durables				962,787
Specialty Retail — 2.1%
Gee Automotive Holdings LLC, Senior Notes	7.250%	3/1/31	380,000	381,429 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	370,000	368,434 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	200,000	171,427 (a)
Michaels Cos. Inc., Secured Notes	11.000%	3/15/34	1,700,000	1,584,965 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	390,000	389,733 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	4/1/32	380,000	389,216
Total Specialty Retail				3,285,204
Textiles, Apparel & Luxury Goods — 0.1%
CT Investment GmbH, Senior Secured Notes	6.375%	4/15/30	190,000 EUR	222,426 (a)

Total Consumer Discretionary				21,570,101
Consumer Staples — 1.6%
Beverages — 0.7%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	450,000	438,221 (a)
Coca-Cola Icecek AS, Senior Notes	4.500%	1/20/29	350,000	335,771 (a)
Coca-Cola Icecek AS, Senior Notes	4.500%	1/20/29	400,000	383,738 (d)
Total Beverages				1,157,730
Consumer Staples Distribution & Retail — 0.1%
Boots Group Finco LP, Senior Secured Notes	7.375%	8/31/32	100,000 GBP	132,120 (a)
Food Products — 0.8%
Grupo Nutresa SA, Senior Notes	8.000%	5/12/30	760,000	805,790 (a)
TKC Holdings Inc., Senior Secured Notes	8.500%	8/15/30	360,000	363,256 (a)
Total Food Products				1,169,046

Total Consumer Staples				2,458,896
Energy — 12.1%
Energy Equipment & Services — 0.4%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	270,000	278,130 (a)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Energy Equipment & Services — continued
WBI Operating LLC, Senior Notes	6.500%	10/15/33	410,000	$407,153 (a)
Total Energy Equipment & Services				685,283
Oil, Gas & Consumable Fuels — 11.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	5.750%	10/15/33	390,000	385,943 (a)
Chord Energy Corp., Senior Notes	6.000%	10/1/30	180,000	182,495 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	610,000	630,174 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	790,000	826,553 (a)
Ecopetrol SA, Senior Notes	8.375%	1/19/36	610,000	618,986
Ecopetrol SA, Senior Notes	5.875%	5/28/45	900,000	663,345
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. Term SOFR + 4.417%)	6.625%	2/15/28	10,000	10,009 (e)(f)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	440,000	449,002 (e)(f)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	940,000	904,163 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	50,000	51,890 (a)
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	660,000	662,981 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.410%	9/30/29	340,540	354,168 (a)(e)(g)(h)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	490,000	507,301 (a)
Northriver Midstream Finance LP, Senior Secured Notes	6.750%	7/15/32	370,000	371,349 (a)
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	500,000	531,575 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	370,000	377,151 (a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	340,000	327,153
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	900,000	714,299 (a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,600,000	1,492,335
Petroleos Mexicanos, Senior Notes	6.625%	6/15/38	1,350,000	1,213,920
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	500,000	394,176
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	400,000	397,248 (a)
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	120,000	123,596 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	170,000	174,948 (a)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	804,000	821,516 (a)(e)(f)
Sunoco LP, Senior Notes	5.625%	7/15/34	350,000	344,889 (a)
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	4.000%	8/15/26	275,000	274,336 (d)
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	3.250%	8/15/30	400,000	369,859 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	250,000	232,025 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,290,000	1,285,912 (a)(e)(f)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	120,000	124,859 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	630,000	676,921 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	190,000	208,960 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	280,000	291,643 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	60,000	67,284 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	390,000	413,323 (a)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	310,000	312,915 (a)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2026 Quarterly Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
YPF SA, Senior Notes	6.950%	7/21/27	245,000	$246,116 (a)
Total Oil, Gas & Consumable Fuels				18,035,318

Total Energy				18,720,601
Financials — 8.7%
Banks — 4.7%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	780,000	743,960 (a)(e)(f)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	401,091 (a)(e)(f)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,620,000	1,575,555 (a)(e)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	280,000	280,400 (e)(f)
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	140,000	141,079 (e)(f)
Citigroup Inc., Senior Notes (2.976% to 11/5/29 then SOFR + 1.422%)	2.976%	11/5/30	500,000	472,366 (e)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	2,020,000	1,890,419 (a)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	220,000	225,877 (e)(f)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	690,000	623,772 (e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	690,000	724,880 (e)(f)
Ueno Bank SA, Senior Notes	6.700%	3/6/31	260,000	257,694 (a)
Total Banks				7,337,093
Capital Markets — 1.5%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,070,000	986,406 (a)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	330,000	305,490 (e)(f)
Credit Suisse AG AT1 Claim	—	—	3,590,000	0 *(g)(h)(i)
RAY Financing LLC, Senior Secured Notes	6.500%	7/15/31	330,000 EUR	382,324 (a)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	260,000	262,945 (a)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	430,000	422,959 (a)(e)(f)
Total Capital Markets				2,360,124
Consumer Finance — 0.5%
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.422%	1/15/56	790,000	742,220 (a)(e)
Financial Services — 1.0%
Block Inc., Senior Notes	6.000%	8/15/33	360,000	354,425 (a)
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	160,000	153,027 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	760,000	771,611 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	300,000	308,460 (a)
Total Financial Services				1,587,523
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — 0.6%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	150,000	$144,689 (a)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	230,000	208,190 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	500,000	519,144 (a)
Total Insurance				872,023
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	210,000	206,468 (a)
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	370,000	342,367 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				548,835

Total Financials				13,447,818
Health Care — 5.0%
Health Care Providers & Services — 2.5%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	430,000	413,947 (a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	170,000	147,998 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	760,000	816,324 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	420,000	436,430 (a)
CVS Health Corp., Senior Notes	3.250%	8/15/29	400,000	383,384
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	370,000	382,663 (a)
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	360,000	353,266 (a)
Tenet Healthcare Corp., Senior Notes	6.000%	11/15/33	970,000	982,257 (a)
Total Health Care Providers & Services				3,916,269
Pharmaceuticals — 2.5%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	880,000	901,726 (a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	680,000	674,193 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	80,000	60,100 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	970,000	1,085,595
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	500,000	371,248
Teva Pharmaceutical Finance Netherlands IV BV, Senior Notes	5.750%	12/1/30	690,000	699,205
Total Pharmaceuticals				3,792,067

Total Health Care				7,708,336
Industrials — 8.4%
Aerospace & Defense — 1.0%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	190,000	193,515 (a)
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	150,000	152,857 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	80,000	81,727 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	690,000	723,925 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	30,000	31,173 (a)
TransDigm Inc., Senior Notes	6.125%	7/31/34	390,000	384,069 (a)
Total Aerospace & Defense				1,567,266
Building Products — 1.0%
Advanced Drainage Systems Inc., Senior Notes	5.375%	3/1/34	360,000	351,223 (a)
Masterbrand Inc., Senior Notes	7.000%	7/15/32	190,000	185,794 (a)
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes	6.750%	4/1/32	380,000	364,184 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	530,000	537,819 (a)
Total Building Products				1,439,020
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2026 Quarterly Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Commercial Services & Supplies — 1.7%
Boels Topholding BV, Senior Secured Notes	5.750%	5/15/30	260,000 EUR	$303,065 (a)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	10,000	9,917
CoreCivic Inc., Senior Notes	8.250%	4/15/29	510,000	532,768
GEO Group Inc., Senior Notes	10.250%	4/15/31	510,000	544,432
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	200,000	207,845
GFL Environmental Holdings US Inc., Senior Notes	5.500%	2/1/34	210,000	206,230 (a)
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	320,000	323,172 (a)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	520,000	505,174 (a)
Total Commercial Services & Supplies				2,632,603
Construction & Engineering — 0.8%
AECOM, Senior Notes	6.000%	8/1/33	380,000	379,934 (a)
Arcosa Inc., Senior Notes	6.875%	8/15/32	240,000	246,099 (a)
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS, Senior Secured Notes	7.875%	2/3/30	550,000	558,095 (a)
Total Construction & Engineering				1,184,128
Electrical Equipment — 0.3%
WESCO Distribution Inc., Senior Notes	5.500%	4/15/34	490,000	483,801 (a)
Machinery — 1.3%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	200,000 EUR	201,588 (d)
Columbus McKinnon Corp., Senior Secured Notes	7.125%	2/1/33	170,000	170,081 (a)
HTA Group Ltd., Senior Notes	7.500%	6/4/29	600,000	611,322 (a)
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	380,000	389,806 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	380,000	379,468
TK Elevator Midco GmbH, Senior Secured Notes	4.375%	7/15/27	192,873 EUR	222,954 (a)
Total Machinery				1,975,219
Passenger Airlines — 0.5%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	360,000	362,327 (a)
Latam Airlines Group SA, Senior Secured Notes	7.875%	4/15/30	220,000	222,475 (a)
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	220,000	215,724
Total Passenger Airlines				800,526
Trading Companies & Distributors — 1.2%
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	440,000	386,887 (a)
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	90,000	92,347 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	280,000	287,166 (a)
Herc Holdings Inc., Senior Notes	6.000%	3/15/34	380,000	367,758 (a)
United Rentals North America Inc., Senior Notes	5.375%	11/15/33	770,000	749,541 (a)
Total Trading Companies & Distributors				1,883,699
Transportation Infrastructure — 0.6%
Aeropuertos Dominicanos Siglo XXI SA, Senior Secured Notes	7.000%	6/30/34	350,000	356,911 (a)
Mersin Uluslararasi Liman Isletmeciligi AS, Senior Notes	8.250%	11/15/28	600,000	612,080 (a)
Total Transportation Infrastructure				968,991

Total Industrials				12,935,253
Information Technology — 3.7%
Communications Equipment — 0.5%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	730,000	767,807 (a)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electronic Equipment, Instruments & Components — 0.5%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	250,000	$261,252 (a)
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	480,000	496,078 (a)
Total Electronic Equipment, Instruments & Components				757,330
IT Services — 0.6%
APLD ComputeCo 2 LLC, Senior Secured Notes	6.750%	3/15/31	200,000	198,668 (a)
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	290,000	299,048 (a)
CoreWeave Inc., Senior Notes	9.250%	6/1/30	250,000	243,154 (a)
CoreWeave Inc., Senior Notes	9.000%	2/1/31	50,000	47,638 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	5.500%	5/15/33	130,000 EUR	142,035 (a)
Total IT Services				930,543
Semiconductors & Semiconductor Equipment — 0.5%
Amkor Technology Inc., Senior Notes	5.875%	10/1/33	380,000	378,921 (a)
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	370,000	374,583 (a)
Total Semiconductors & Semiconductor Equipment				753,504
Software — 1.5%
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	560,000	540,752 (a)
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	440,000	417,663 (a)
Cloud Software Group Inc., Senior Secured Notes	6.625%	8/15/33	280,000	249,194 (a)
Fair Isaac Corp., Senior Notes	6.250%	9/15/34	360,000	354,380 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	220,000	214,039 (a)
Rackspace Finance LLC, Senior Secured Notes	3.500%	5/15/28	390,000	195,000 (a)
TeamSystem SpA, Senior Secured Notes (3 mo. EURIBOR + 3.500%)	5.516%	7/31/31	320,000 EUR	356,092 (a)(e)
Total Software				2,327,120
Technology Hardware, Storage & Peripherals — 0.1%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	250,000	254,762 (a)

Total Information Technology				5,791,066
Materials — 3.3%
Chemicals — 1.3%
ARC Falcon I Inc./Arclin USA LLC/New Arclin US Holding Corp., Senior Secured Notes	9.750%	3/1/33	810,000	780,573 (a)
Azelis Finance NV, Senior Notes	4.750%	9/25/29	180,000 EUR	208,181 (a)
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	170,000	174,685
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	120,000	119,464 (a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	760,000	686,288
Total Chemicals				1,969,191
Metals & Mining — 2.0%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	230,000	228,699 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	270,000	280,285 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	1,580,000	1,648,893 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	320,000	326,033 (a)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	710,000	683,578 (a)
Total Metals & Mining				3,167,488

Total Materials				5,136,679
Real Estate — 3.4%
Diversified REITs — 0.8%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	160,000	149,072
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2026 Quarterly Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Diversified REITs — continued
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	100,000 GBP	$116,372
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	150,000	116,813
Trust 2401, Senior Notes	4.869%	1/15/30	400,000	385,402 (a)
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Notes	8.625%	6/15/32	520,000	529,984 (a)
Total Diversified REITs				1,297,643
Health Care REITs — 0.5%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	490,000	435,965
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	320,000	323,150 (a)
Total Health Care REITs				759,115
Real Estate Management & Development — 0.5%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	220,888	11,553 (c)(d)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	179,895	2,698 (c)(d)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	237,466	3,265 (c)(d)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	311,709	2,338 (d)(f)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	86,859	651 (c)(d)
Essendi SA, Senior Secured Notes	6.375%	10/15/29	110,000 EUR	127,981 (a)
Essendi SA, Senior Secured Notes	5.375%	5/15/30	100,000 EUR	113,491 (a)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	430,000	429,259 (a)
Total Real Estate Management & Development				691,236
Specialized REITs — 1.6%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	140,000	142,783 (a)
Iron Mountain Inc., Senior Notes	4.750%	1/15/34	460,000 EUR	496,087 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	610,000	610,222 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	180,000	176,928 (a)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	1,040,000	1,028,651 (a)
Total Specialized REITs				2,454,671

Total Real Estate				5,202,665
Utilities — 2.8%
Electric Utilities — 1.8%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	150,000	152,304 (a)
Eskom Holdings, Senior Notes	4.314%	7/23/27	570,000	561,964 (d)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	1,010,000	1,001,417 (a)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	250,000	260,912 (a)
Pampa Energia SA, Senior Notes	7.875%	12/16/34	90,000	93,119 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	380,000	382,843 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	320,000	335,348 (a)
Total Electric Utilities				2,787,907
Gas Utilities — 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	410,000	386,185 (a)
Independent Power and Renewable Electricity Producers — 0.3%
AES Andes SA, Senior Notes	6.250%	3/14/32	450,000	462,123 (a)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Water Utilities — 0.4%
Nova Securitisation SARL, Senior Secured Notes	5.750%	2/3/31	710,000	$687,799 (a)

Total Utilities				4,324,014
Total Corporate Bonds & Notes (Cost — $115,864,046)				116,098,487
Sovereign Bonds — 11.0%
Angola — 0.6%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	400,000	403,872 (a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	620,000	602,837 (a)
Total Angola				1,006,709
Argentina — 1.6%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	135,102	118,761
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	247,620	207,630
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	1,349,180	974,782
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	1,073,575	811,891 (a)
Provincia de Cordoba, Senior Notes	9.750%	7/2/32	390,000	399,516 (a)
Total Argentina				2,512,580
Bahrain — 0.3%

Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	510,000	412,758 (a)
Brazil — 0.7%
Brazilian Government International Bond, Senior Notes	6.000%	4/7/26	550,000	550,880
Brazilian Government International Bond, Senior Notes	3.750%	9/12/31	550,000	506,000
Total Brazil				1,056,880
Costa Rica — 0.2%

Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	350,000	370,199 (a)
Dominican Republic — 0.9%
Dominican Republic International Bond, Senior Notes	7.050%	2/3/31	300,000	311,010 (a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	150,000	138,585 (a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	410,000	378,799 (d)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	600,000	587,070 (a)
Total Dominican Republic				1,415,464
Ecuador — 0.6%

Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,143,000	951,262 (a)
Egypt — 0.6%
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	300,000	298,923 (d)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	670,000	687,522 (a)
Total Egypt				986,445
Guatemala — 0.4%

Guatemala Government Bond, Senior Notes	5.375%	4/24/32	600,000	594,600 (a)
Ivory Coast — 0.9%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,050,000	991,768 (a)
Ivory Coast Government International Bond, Senior Notes	6.750%	2/25/41	380,000	334,639 (a)
Total Ivory Coast				1,326,407
Jordan — 0.3%

Jordan Government International Bond, Senior Notes	7.750%	1/15/28	380,000	388,386 (a)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2026 Quarterly Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Nigeria — 0.5%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	260,000	$261,234 (d)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	350,000	353,276 (a)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000	202,795 (a)
Total Nigeria				817,305
Oman — 0.3%

Oman Government International Bond, Senior Notes	6.750%	1/17/48	400,000	416,819 (d)
Paraguay — 0.3%

Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	560,000	493,220 (a)
Senegal — 0.2%

Senegal Government International Bond, Senior Notes	6.750%	3/13/48	460,000	235,354 (a)
South Africa — 0.8%
Republic of South Africa Government International Bond, Senior Notes	4.300%	10/12/28	500,000	489,715
Republic of South Africa Government International Bond, Senior Notes	6.125%	12/11/37	450,000	418,050 (a)
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	380,000	297,691
Total South Africa				1,205,456
Turkey — 1.6%
Turkiye Government International Bond, Senior Notes	4.250%	4/14/26	1,290,000	1,291,353
Turkiye Government International Bond, Senior Notes	4.875%	10/9/26	700,000	699,897
Turkiye Government International Bond, Senior Notes	4.875%	4/16/43	680,000	478,795
Total Turkey				2,470,045
Ukraine — 0.2%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	20,796	12,231 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	77,713	33,414 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/34	100,180	53,641 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	65,672	30,653 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/35	133,249	70,195 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	54,728	25,550 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/36	147,285	76,140 (a)
Total Ukraine				301,824

Total Sovereign Bonds (Cost — $16,642,081)				16,961,713
Asset-Backed Securities — 7.0%
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	8.418%	4/20/37	360,000	350,181 (a)(e)
AGL CLO Ltd., 2022-17A ER (3 mo. Term SOFR + 4.650%)	8.320%	1/21/35	500,000	454,774 (a)(e)
AMMC CLO Ltd., 2022-27A DR (3 mo. Term SOFR + 2.700%)	6.368%	1/20/37	120,000	119,092 (a)(e)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.418%	10/20/34	100,000	96,386 (a)(e)
Apex Credit CLO Ltd., 2019-2A D1NR (3 mo. Term SOFR + 3.500%)	7.168%	1/25/38	340,000	332,487 (a)(e)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	8.768%	1/20/38	150,000	146,722 (a)(e)
Ares CLO Ltd., 2017-44A CRR (3 mo. Term SOFR + 2.750%)	6.422%	4/15/34	250,000	247,290 (a)(e)
Balboa Bay Loan Funding Ltd., 2020-1A ERR (3 mo. Term SOFR + 7.150%)	10.818%	10/20/35	490,000	472,777 (a)(e)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	9.622%	7/15/37	300,000	$269,881 (a)(e)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.569%	11/22/34	310,000	307,423 (a)(e)
Capital Four US CLO Ltd., 2021-1A DR (3 mo. Term SOFR + 3.250%)	6.915%	1/18/35	310,000	305,445 (a)(e)
Capital Four US CLO Ltd., 2025-4A E (3 mo. Term SOFR + 6.130%)	9.888%	10/18/38	370,000	368,124 (a)(e)
CIFC Funding Ltd., 2022-2A ER (3 mo. Term SOFR + 4.750%)	8.418%	4/19/35	120,000	110,401 (a)(e)
Elevation CLO Ltd., 2021-14A ER (3 mo. Term SOFR + 6.450%)	10.118%	1/20/38	600,000	524,836 (a)(e)
Fort Greene Park CLO LLC, 2025-2A ER (3 mo. Term SOFR + 4.400%)	8.069%	4/22/34	420,000	392,592 (a)(e)
Galaxy CLO Ltd., 2016-22A DR4 (3 mo. Term SOFR + 2.500%)	6.463%	4/16/34	300,000	295,684 (a)(e)
GoldenTree Loan Management US CLO Ltd., 2020-8A ERR (3 mo. Term SOFR + 5.750%)	9.418%	10/20/34	460,000	455,965 (a)(e)
GoldenTree Loan Management US CLO Ltd., 2022-16A DRR (3 mo. Term SOFR + 2.400%)	6.068%	1/20/38	500,000	485,430 (a)(e)
Golub Capital Partners CLO Ltd., 2024-77A E (3 mo. Term SOFR + 4.850%)	8.518%	1/25/38	520,000	495,436 (a)(e)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.168%	4/17/34	160,000	158,413 (a)(e)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	6.918%	7/25/34	220,000	218,614 (a)(e)
Katayma CLO Ltd., 2024-2A D (3 mo. Term SOFR + 4.500%)	8.168%	4/20/37	320,000	319,848 (a)(e)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.368%	1/25/38	420,000	399,997 (a)(e)
Mountain View CLO Ltd., 2025-1A D1 (3 mo. Term SOFR + 3.400%)	7.228%	10/17/38	220,000	211,379 (a)(e)
Oaktree CLO Ltd., 2022-2A D1R2 (3 mo. Term SOFR + 3.250%)	6.922%	10/15/37	280,000	278,057 (a)(e)
Ocean Trails CLO Ltd., 2020-10A ER (3 mo. Term SOFR + 7.832%)	11.504%	10/15/34	400,000	368,580 (a)(e)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.008%	1/20/38	370,000	316,596 (a)(e)
Ocean Trails CLO Ltd., 2024-16A E (3 mo. Term SOFR + 6.690%)	10.358%	1/20/38	190,000	181,666 (a)(e)
Octagon Investment Partners Ltd., 2020-1A ER2 (3 mo. Term SOFR + 6.000%)	9.669%	1/22/38	380,000	367,837 (a)(e)
OHA Credit Funding Ltd., 2024-18A D1 (3 mo. Term SOFR + 3.450%)	7.118%	4/20/37	220,000	219,854 (a)(e)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	6.618%	7/20/37	130,000	128,755 (a)(e)
PPM CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	6.668%	4/20/38	370,000	369,533 (a)(e)
RR Ltd., 2021-18A DR (3 mo. Term SOFR + 4.900%)	8.572%	7/15/40	330,000	320,468 (a)(e)
Silver Point CLO Ltd., 2026-16A E (3 mo. Term SOFR + 4.750%)	8.405%	4/18/39	480,000	469,118 (a)(e)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	7.968%	4/18/37	130,000	129,934 (a)(e)
Voya CLO Ltd., 2020-3A D1RR (3 mo. Term SOFR + 2.700%)	6.370%	1/20/38	170,000	167,719 (a)(e)

Total Asset-Backed Securities (Cost — $11,304,084)				10,857,294
Senior Loans — 4.3%
Communication Services — 0.3%
Entertainment — 0.3%
OAK-Eagle Acquireco Inc., Term Loan B	—	3/24/33	490,000	487,550 (j)

Consumer Discretionary — 0.9%
Automobile Components — 0.4%
ABC Technologies Inc., Term Loan B	11.918-11.950%	1/2/40	564,646	543,502 (e)(k)(l)
First Brands Group LLC, 2022 Incremental Term Loan	—	3/30/27	176,928	517 *(m)
First Brands Group LLC, DIP Roll Up Term Loan (1 mo. Term SOFR + 7.000%)	10.671%	6/29/26	227,880	868 (e)(k)(l)
First Brands Group LLC, USD DIP Term Loan (1 mo. Term SOFR + 10.000%)	13.671%	6/29/26	78,491	19,132 (e)(k)(l)
Total Automobile Components				564,019
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2026 Quarterly Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Diversified Consumer Services — 0.3%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.506%	6/24/30	699,345	$516,117 (e)(j)(k)(l)
Specialty Retail — 0.2%
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.950%	1/22/31	360,000	352,678 (e)(k)(l)

Total Consumer Discretionary				1,432,814
Consumer Staples — 0.3%
Beverages — 0.3%
Triton Water Holdings Inc., 2026 Refinancing Term Loan	—	3/19/31	390,000	391,096 (j)

Financials — 0.6%
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B2 (1 mo. Term SOFR + 3.500%)	7.168%	3/12/29	137,562	135,997 (e)(k)(l)
Financial Services — 0.3%
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	5.673%	12/15/31	448,816	441,166 (e)(k)(l)
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.668%	7/31/31	99,500	96,639 (e)(k)(l)
Total Financial Services				537,805
Insurance — 0.2%
Asurion LLC, New Term Loan B14	—	3/11/33	290,000	280,758 (j)

Total Financials				954,560
Health Care — 0.4%
Health Care Providers & Services — 0.2%
TEAM Services Holding Inc., Initial Term Loan	—	3/31/33	380,000	361,712 (j)
Health Care Technology — 0.2%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.418%	2/15/29	239,396	235,356 (e)(k)(l)

Total Health Care				597,068
Industrials — 0.3%
Passenger Airlines — 0.3%
Spirit Airlines LLC, Contingent DIP Facility	—	7/14/26	149,806	18,726 *(h)(m)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.678%	1/2/40	63,305	62,672 (e)(k)(l)
Spirit Airlines LLC, Roll Up Term Loan	—	10/14/26	393,206	275,244 (h)(j)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.678%	7/14/26	15,700	15,543 (e)(k)(l)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.678%	7/14/26	31,008	30,698 (e)(k)(l)

Total Industrials				402,883
Information Technology — 1.3%
Semiconductors & Semiconductor Equipment — 1.2%
VCI Asset Holdings 1 LLC, Term Loan	10.000%	11/20/30	860,000	923,429 (k)(l)
VCI Asset Holdings 2 LLC, Initial Term Loan	7.375%	2/6/31	890,000	916,700 (g)(k)(l)
Total Semiconductors & Semiconductor Equipment				1,840,129
Software — 0.1%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.518%	10/8/28	200,000	179,125 (e)(k)(l)

Total Information Technology				2,019,254
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Materials — 0.2%
Chemicals — 0.2%
Hexion Holdings Corp., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.675%	3/15/29	383,932	$368,176 (e)(k)(l)

Total Senior Loans (Cost — $7,241,778)				6,653,401
			Shares
Preferred Stocks — 0.3%
Financials — 0.3%
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.641%		12,537	304,273 (e)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.705%		3,941	77,717 (e)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.289%		7,229	153,038 (e)

Total Preferred Stocks (Cost — $582,768)				535,028

Common Stocks — 0.3%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Altice France Luxco			13,451	228,935 *

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			120	30 *(g)(n)
Spirit Aviation Holdings Inc.			20,733	5,183 *

Total Industrials				5,213
Information Technology — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
VCI Asset Holdings 2 LLC			165,572	165,572 *(g)(h)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			77,927	595 *(g)

Total Common Stocks (Cost — $458,336)				400,315
	Rate	Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.2%
Communication Services — 0.2%
Media — 0.2%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	66,450	237,531 (c)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	27,858	663 (d)

Total Convertible Bonds & Notes (Cost — $74,167)				238,194
Collateralized Mortgage Obligations(o) — 0.1%
LHOME Mortgage Trust, 2025-RTL1 M1 (Cost — $209,999)	7.023%	1/25/40	210,000	212,345 (a)(e)
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2026 Quarterly Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Expiration Date	Rights	Value
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco (Cost — $0)	—	677	$9,977 *
		Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $179,338)		14,732	3,683 *(a)(g)(n)
Total Investments — 98.2% (Cost — $152,556,597)			151,970,437
Other Assets in Excess of Liabilities — 1.8%			2,755,083
Total Net Assets — 100.0%			$154,725,520

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security has no maturity date. The date shown represents the next call date.
(g)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	Value is less than $1.
(j)	All or a portion of this loan has not settled as of March 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	The coupon payment on this security is currently in default as of March 31, 2026.
(n)	Restricted security (Note 3).
(o)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Variable Global High Yield Bond Portfolio
Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
GBP	—	British Pound
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
USD	—	United States Dollar
At March 31, 2026, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	134	6/26	$14,698,631	$14,496,078	$(202,553)
Contracts to Sell:
Euro	18	6/26	2,632,815	2,606,737	26,078
Net unrealized depreciation on open futures contracts					$(176,475)
At March 31, 2026, the Portfolio had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	408,791	GBP	303,540	BNP Paribas SA	4/16/26	$7,036
USD	2,157,552	EUR	1,838,642	Citibank N.A.	4/16/26	30,670
GBP	78,000	USD	104,281	Morgan Stanley & Co. Inc.	4/16/26	(1,043)
Net unrealized appreciation on open forward foreign currency contracts						$36,663

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

Western Asset Variable Global High Yield Bond Portfolio 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$18,366,433	$354,168	$18,720,601
Financials	—	13,447,818	0 *	13,447,818
Other Corporate Bonds & Notes	—	83,930,068	—	83,930,068
Sovereign Bonds	—	16,961,713	—	16,961,713
Asset-Backed Securities	—	10,857,294	—	10,857,294
Senior Loans:
Consumer Discretionary	—	889,312	543,502	1,432,814
Industrials	—	108,913	293,970	402,883
Other Senior Loans	—	4,817,704	—	4,817,704
Preferred Stocks	$535,028	—	—	535,028
Common Stocks:
Industrials	5,183	30	—	5,213
Information Technology	—	—	165,572	165,572
Other Common Stocks	—	229,530	—	229,530
Convertible Bonds & Notes	—	238,194	—	238,194
Collateralized Mortgage Obligations	—	212,345	—	212,345
Rights	—	9,977	—	9,977
Warrants	—	3,683	—	3,683
Total Investments	$540,211	$150,073,014	$1,357,212	$151,970,437
Other Financial Instruments:
Futures Contracts††	$26,078	—	—	$26,078
Forward Foreign Currency Contracts††	—	$37,706	—	37,706
Total Other Financial Instruments	$26,078	$37,706	—	$63,784
Total	$566,289	$150,110,720	$1,357,212	$152,034,221

Western Asset Variable Global High Yield Bond Portfolio 2026 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$202,553	—	—	$202,553
Forward Foreign Currency Contracts††	—	$1,043	—	1,043
Total	$202,553	$1,043	—	$203,596

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2026. The following transactions were effected in such company for the period ended March 31, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$45,426	$8,590,743	8,590,743	$8,636,169	8,636,169

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$6,763	—	—
3. Restricted securities
The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 3/31/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	120	3/25	$1,461	$30	$0.25	0.00%(a)
Spirit Airlines LLC, Warrants	14,732	3/25	179,338	3,683 (b)	0.25	0.00 (a)
Total			$180,799	$3,713		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Variable Global High Yield Bond Portfolio 2026 Quarterly Report